Related Party Transactions - Schedule of Due to Related Party (Details) - Related Party [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Due to Related Party [Line Items]
Due on demand loan with 8% interest		$ 5,000
Due to related party	54,795	5,000
Note payable (1% interest) [Member]
Schedule of Due to Related Party [Line Items]
Note payable	9,018
Note payable (8% interest) [Member]
Schedule of Due to Related Party [Line Items]
Note payable	$ 45,777